Finance Income and Costs - Summary of Analysis of Finance Costs (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Finance Income [Abstract]
Interest expenses due to financial institutions	€ 1,857	€ 1,803	€ 2,864
Interests expenses related to lease liabilities	2,584	2,613	2,635
Other interest expenses	276	1,546	431
Financial institution commissions	2,069	1,869	1,998
Total	€ 6,786	€ 7,831	€ 7,928